UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21910
Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:  (312) 827-0100

Date of fiscal year end: May 31

Date of reporting period: June 1, 2017 to August 31, 2017

Item 1.  Schedule of Investments.
Attached hereto.

Guggenheim Canadian Energy Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Shares	Value
COMMON STOCKS† - 99.1%
Energy - 93.9%
PrairieSky Royalty Ltd.[1]	52,773	$1,234,982
TransCanada Corp.	24,330	1,230,520
Canadian Natural Resources Ltd.	39,878	1,223,614
Enbridge, Inc.	29,864	1,189,081
ARC Resources Ltd.	90,043	1,177,831
Suncor Energy, Inc.	37,658	1,175,320
Veresen, Inc.	83,078	1,165,577
AltaGas Ltd.[1]	51,915	1,146,581
Vermilion Energy, Inc.[1]	34,313	1,113,890
Pembina Pipeline Corp.[1]	34,111	1,095,089
Inter Pipeline Ltd.	59,139	1,078,771
Keyera Corp.	36,641	1,059,119
Enbridge Income Fund Holdings, Inc.[1]	38,268	945,292
Crescent Point Energy Corp.[1]	136,237	931,247
Peyto Exploration & Development Corp.[1]	53,878	920,922
Whitecap Resources, Inc.	121,046	866,993
Parkland Fuel Corp.[1]	39,504	851,364
Gibson Energy, Inc.	46,795	651,678
ShawCor Ltd.	22,925	464,443
Mullen Group Ltd.	33,958	414,674
Enerflex Ltd.	29,023	362,281
Pason Systems, Inc.	24,228	345,907
Freehold Royalties Ltd.[1]	30,971	345,097
Secure Energy Services, Inc.	53,433	318,361
Ensign Energy Services, Inc.	41,730	210,023
TORC Oil & Gas Ltd.	43,375	176,441
Total Energy		21,695,098

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Basic Materials - 5.2%
Cameco Corp.	121,351	$1,211,816
Total Common Stocks
(Cost $27,496,638)		22,906,914

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 30.7%
Repurchase Agreements
Daiwa Capital Markets America
issued 08/31/17 at 1.10%
due 09/01/17	$1,650,138	1,650,138
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 08/31/17 at 1.08%
due 09/01/17	1,650,138	1,650,138
RBC Dominion Securities, Inc.
issued 08/31/17 at 1.05%
due 09/01/17	1,650,138	1,650,138
Citibank
issued 08/31/17 at 1.08%
due 09/01/17	1,650,138	1,650,138
J.P. Morgan Securities LLC
issued 08/31/17 at 1.06%
due 09/01/17	488,946	488,946
Total Securities Lending Collateral
(Cost $7,089,498)		7,089,498
Total Investments - 129.8%
(Cost $34,586,136)		$29,996,412
Other Assets & Liabilities, net - (29.8)%		(6,886,745)
Total Net Assets - 100.0%		$23,109,667

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2017— See Note 3.
2	Securities lending collateral — See Note 3.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$22,906,914	$—	$—	$22,906,914
Securities Lending Collateral	—	7,089,498	—	7,089,498
Total Assets	$22,906,914	$7,089,498	$—	$29,996,412

Guggenheim Canadian Energy Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2017, there were no transfers between levels.

Guggenheim China Real Estate ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Shares	Value
COMMON STOCKS† - 100.0%
Financial - 88.4%
China Evergrande Group*,1	1,069,822	$3,232,792
Country Garden Holdings Company Ltd.	2,425,559	3,223,148
Cheung Kong Property Holdings Ltd.	315,500	2,769,435
Sun Hung Kai Properties Ltd.	163,195	2,723,236
China Overseas Land & Investment Ltd.	764,992	2,673,311
China Resources Land Ltd.	850,513	2,657,021
Henderson Land Development Company Ltd.	427,560	2,649,561
Link REIT	314,136	2,592,898
Hongkong Land Holdings Ltd.	345,400	2,559,414
New World Development Company Ltd.	1,763,648	2,411,187
Wheelock & Company Ltd.	251,149	1,878,856
Sunac China Holdings Ltd.[1]	602,806	1,810,009
Sino Land Company Ltd.	977,474	1,691,060
Hang Lung Properties Ltd.	653,934	1,590,875
China Vanke Company Ltd. — Class H	415,291	1,244,316
Swire Properties Ltd.	329,396	1,140,572
Hang Lung Group Ltd.	272,415	1,026,806
Longfor Properties Company Ltd.	385,131	925,127
Hysan Development Company Ltd. — Class A*	195,495	904,231
Kerry Properties Ltd.	188,631	747,154
Guangzhou R&F Properties Company Ltd. — Class H1	319,624	746,536
Shimao Property Holdings Ltd.	358,297	739,809
Sino-Ocean Group Holding Ltd.	948,804	654,644
Zall Group Ltd.*,1	948,769	612,191
CIFI Holdings Group Company Ltd.	1,049,407	589,973
China Jinmao Holdings Group Ltd.	1,311,735	583,258
Agile Group Holdings Ltd.	445,470	533,896
Fortune Real Estate Investment Trust	424,536	507,179
Champion REIT	676,224	497,678
Shenzhen Investment Ltd.	937,204	427,501
Great Eagle Holdings Ltd.	76,799	419,986
KWG Property Holding Ltd.	414,347	376,946
Logan Property Holdings Company Ltd.	388,000	363,388
Yuexiu Property Company Ltd.	1,911,617	351,721
SOHO China Ltd.*	576,219	335,728
Poly Property Group Company Ltd.*,1	592,177	310,221
Yanlord Land Group Ltd.	203,363	259,071
Shui On Land Ltd.	1,063,758	248,731
Chinese Estates Holdings Ltd.	147,386	242,553
Greentown China Holdings Ltd.	186,573	226,468
Yuexiu Real Estate Investment Trust	336,335	221,317
Sunlight Real Estate Investment Trust	321,044	214,126
K Wah International Holdings Ltd.	365,197	211,378

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Financial - 88.4% (continued)
China South City Holdings Ltd.[1]	985,549	$202,740
Hopson Development Holdings Ltd.	211,829	200,287
Joy City Property Ltd.	1,100,000	185,525
China Overseas Grand Oceans Group Ltd.	280,416	152,633
Tian An China Investment Company Ltd.*	163,427	120,903
Renhe Commercial Holdings Company Ltd.*	5,117,929	119,015
Glorious Property Holdings Ltd.*	880,300	97,855
SEA Holdings Ltd.	76,000	81,958
Asian Growth Properties Ltd.	76,080	28,920
Total Financial		51,315,144
Diversified - 9.1%
Wharf Holdings Ltd.	305,306	2,908,158
Swire Pacific Ltd. — Class A	162,894	1,657,777
Swire Pacific Ltd. — Class B	297,685	537,065
Carnival Group International Holdings Ltd.*,1	2,096,764	171,461
Total Diversified		5,274,461
Energy - 1.5%
Fullshare Holdings Ltd.[1]	2,158,768	860,589
Consumer, Cyclical - 0.6%
Red Star Macalline Group Corporation Ltd. — Class H2	335,678	360,707
Industrial - 0.4%
China Logistics Property Holdings Company Ltd.*	592,156	202,015
Communications - 0.0%
i-CABLE Communications Ltd.*	261,918	9,705
Total Common Stocks
(Cost $50,059,378)		58,022,621
RIGHTS†† - 0.0%
Carnival Group International Holdings Ltd.
Expires 09/21/17	524,191	21,634
Total Rights
(Cost $–)		21,634

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 0.9%
Repurchase Agreements
BNP Paribas Securities Corp.
issued 08/31/17 at 1.07%
due 09/01/17	$250,000	$250,000
Daiwa Capital Markets America
issued 08/31/17 at 1.10%
due 09/01/17	250,000	250,000
Deutsche Bank Securities, Inc.
issued 08/31/17 at 1.07%
due 09/01/17	24,900	24,900
Total Securities Lending Collateral
(Cost $524,900)		524,900
Total Investments - 100.9%
(Cost $50,584,278)		$58,569,155
Other Assets & Liabilities, net - (0.9)%		(533,955)
Total Net Assets - 100.0%		$58,035,200

Guggenheim China Real Estate ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2017 — See Note 3.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $360,707 (cost $368,912), or 0.6% of total net assets.

3	Securities lending collateral — See Note 3.

REIT	Real Estate Investment Trust
See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$58,022,621	$—	$—	$58,022,621
Rights	—	21,634	—	21,634
Securities Lending Collateral	—	524,900	—	524,900
Total Assets	$58,022,621	$546,534	$—	$58,569,155

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2017, there were no transfers between levels.

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8%
Financial - 23.3%
Sunac China Holdings Ltd.[1]	726,377	$2,181,049
Guangzhou R&F Properties Company Ltd. — Class H1	371,953	868,759
Sino-Ocean Group Holding Ltd.	1,101,324	759,878
Far East Horizon Ltd.	810,556	740,499
CIFI Holdings Group Company Ltd.	1,291,308	725,968
Chong Sing Holdings FinTech Gr*,1	5,332,899	722,278
Zall Group Ltd.*,1	1,106,850	714,193
China Everbright Ltd.	308,707	705,260
China Jinmao Holdings Group Ltd.	1,524,805	677,999
Chongqing Rural Commercial Bank Company Ltd. — Class H	920,793	641,201
Agile Group Holdings Ltd.	530,972	636,370
Bank of Jinzhou Company Ltd. — Class H1	590,242	609,364
China Reinsurance Group Corp. — Class H	2,226,853	506,462
Shanghai Industrial Holdings Ltd.	165,821	504,257
Shenzhen Investment Ltd.	1,093,003	498,568
China International Capital Corporation Ltd. — Class H2	249,529	452,736
KWG Property Holding Ltd.	478,287	435,115
Logan Property Holdings Company Ltd.	460,524	431,312
Yuexiu Property Company Ltd.	2,210,326	406,681
SOHO China Ltd.*	664,287	387,040
Poly Property Group Company Ltd.*,1	691,700	362,357
Harbin Bank Company Ltd. — Class H*,2	1,073,900	332,058
Orient Securities Company Ltd. — Class H2	295,688	312,068
Yanlord Land Group Ltd.	234,577	298,835
Huishang Bank Corporation Ltd. — Class H	580,234	292,102
Guotai Junan International Holdings Ltd.[1]	864,833	287,303
Shui On Land Ltd.	1,227,251	286,959
Yuzhou Properties Company Ltd.	435,274	279,747
China SCE Property Holdings Ltd.	520,833	266,191
Greentown China Holdings Ltd.	217,083	263,502
Powerlong Real Estate Holdings Ltd.	501,066	253,528
Noah Holdings Ltd.ADR*,1	8,152	238,772
China South City Holdings Ltd.	1,142,121	234,949
China Zheshang Bank Company Ltd. — Class H	419,498	224,048
Future Land Development Holdings Ltd.[1]	542,123	222,350
Hopson Development Holdings Ltd.	231,843	219,210
Joy City Property Ltd.	1,273,445	214,778
China Aoyuan Property Group Ltd.	480,633	203,272

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Financial - 23.3% (continued)
Central China Securities Company Ltd. — Class H	418,900	$198,037
Greentown Service Group Company Ltd.	321,627	196,844
Jiayuan International Group Ltd.*	317,197	187,243
Shengjing Bank Company Ltd. — Class H2	222,525	185,664
China Overseas Grand Oceans Group Ltd.	312,125	169,892
Bank of Tianjin Company Ltd. — Class H	224,017	159,144
Times Property Holdings Ltd.	187,506	159,081
Beijing Capital Land Ltd. — Class H	308,406	156,046
Bank of Chongqing Company Ltd. — Class H	181,387	152,267
Bank of Zhengzhou Company Ltd. — Class H2	250,889	141,049
Redco Properties Group Ltd.*,2	321,213	139,953
Renhe Commercial Holdings Company Ltd.*	5,785,714	134,544
Sunshine 100 China Holdings Ltd.*,2	279,434	127,820
Ronshine China Holdings Ltd.*	117,608	126,527
Fanhua, Inc.ADR*,1	13,652	121,503
LVGEM China Real Estate Investment Company Ltd.	401,214	110,730
Glorious Property Holdings Ltd.*	995,176	110,625
Shanghai Industrial Urban Development Group Ltd.	488,475	106,727
Beijing Enterprises Medical & Health Group Ltd.*	1,600,099	102,224
China Overseas Property Holdings Ltd.[1]	469,632	99,610
Yida China Holdings Ltd.	338,726	97,812
Bank of Qingdao Company Ltd. — Class H2	117,301	86,030
China Development Bank Financial Leasing Company Ltd. — Class H2	334,818	79,999
Guorui Properties Ltd.	249,356	77,421
Fantasia Holdings Group Company Ltd.	512,465	69,407
Colour Life Services Group Company Ltd.	100,707	66,268
China Financial International Investments Ltd.*	1,676,921	54,637
Hydoo International Holding Ltd.*	591,901	48,402
National Agricultural Holdings Ltd.*,†††,3	308,064	26,372
Mingfa Group International Company Ltd.*,†††,3	563,025	–
Total Financial		21,888,896
Industrial - 17.9%
Yangzijiang Shipbuilding Holdings Ltd.	898,460	989,100
Xinyi Glass Holdings Ltd.	884,240	881,252
Beijing Capital International Airport Company Ltd. — Class H	523,282	846,457

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Industrial - 17.9% (continued)
Haitian International Holdings Ltd.	233,886	$702,275
Lee & Man Paper Manufacturing Ltd.	595,703	694,922
China National Building Material Company Ltd. — Class H	1,054,822	663,101
COSCO SHIPPING Holdings Company Ltd. — Class H*,1	919,206	582,546
China Communications Services Corp. Ltd. — Class H	855,188	463,300
Shanghai Electric Group Company Ltd. — Class H*,1	988,134	448,208
AviChina Industry & Technology Company Ltd. — Class H1	736,624	435,774
China High Speed Transmission Equipment Group Co. Ltd.	419,902	432,968
Sinotrans Ltd. — Class H	766,562	432,917
BBMG Corp. — Class H	835,055	429,987
China Energy Engineering Corporation Ltd. — Class H	2,212,503	409,909
SITC International Holdings Company Ltd.	436,494	406,575
China Railway Signal & Communication Corporation Ltd. — Class H2	503,834	381,104
Hollysys Automation Technologies Ltd.*	17,265	351,170
Xinjiang Goldwind Science & Technology Company Ltd. — Class H1	309,606	339,811
China Resources Cement Holdings Ltd.	617,419	339,222
Metallurgical Corporation of China Ltd. — Class H	1,022,770	335,851
China International Marine Containers Group Co. Ltd. — Class H	164,813	335,672
COSCO SHIPPING Development Company Ltd. — Class H*	1,331,661	321,581
Beijing Enterprises Clean Energy Group Ltd.*	12,278,252	302,781
Guangshen Railway Company Ltd. — Class H	504,077	274,373
COSCO SHIPPING Energy Transportation Company Ltd. — Class H	468,749	267,721
Lonking Holdings Ltd.	667,586	265,279
China Lesso Group Holdings Ltd.	355,293	255,128
China Zhongwang Holdings Ltd.	502,351	247,759
Greatview Aseptic Packaging Company Ltd.	402,878	247,087
China Logistics Property Holdings Company Ltd.*	667,468	227,707
Tianneng Power International Ltd.	253,578	217,081
Zoomlion Heavy Industry Science and Technology Company Ltd. — Class H	459,261	209,490
China Machinery Engineering Corp. — Class H	297,414	194,946

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Industrial - 17.9% (continued)
China Water Affairs Group Ltd.	293,442	$169,472
China National Materials Company Ltd. — Class H	376,181	164,383
Sinotrans Shipping Ltd.	453,961	141,528
CT Environmental Group Ltd.[1]	994,263	141,013
West China Cement Ltd.*	944,481	136,366
CSSC Offshore and Marine Engineering Group Company Ltd. — Class H	78,523	133,640
Dongfang Electric Corporation Ltd. — Class H*	120,712	129,558
SIIC Environment Holdings Ltd.[1]	320,705	126,345
CPMC Holdings Ltd.	203,915	125,844
Chaowei Power Holdings Ltd.	235,154	121,687
Harbin Electric Company Ltd. — Class H	233,963	119,576
Seaspan Corp.[1]	16,208	115,725
Dongjiang Environmental Company Ltd. — Class H	71,724	98,975
Tianjin Port Development Holdings Ltd.	547,099	90,176
China Aircraft Leasing Group Holdings Ltd.	83,543	89,986
COSCO SHIPPING International Hong Kong Company Ltd.	201,965	85,416
China Aerospace International Holdings Ltd.	679,972	85,144
Chiho Environmental Group Ltd.*	137,398	79,000
Wasion Group Holdings Ltd.[1]	180,365	76,972
Ozner Water International Holding Ltd.*,2	311,249	76,356
Tianjin Capital Environmental Protection Group Company Ltd. — Class H	116,912	74,093
First Tractor Company Ltd. — Class H	142,969	66,676
Kangda International Environmental Co. Ltd.[2]	329,068	63,909
China Singyes Solar Technologies Holdings Ltd.	186,375	60,248
NVC Lighting Holding Ltd.	485,529	60,176
Sany Heavy Equipment International Holdings Company Ltd.*	321,471	55,862
AVIC International Holding HK Ltd.*	1,141,631	54,701
Jiangnan Group Ltd.	630,368	42,688
China Electronics Corporation Holdings Company Ltd.	297,819	42,239
China Ocean Industry Group Ltd.*	3,893,810	31,841
China Shanshui Cement Group Ltd.*,†††,3,4	2,598,948	–
Total Industrial		16,792,649
Consumer, Non-cyclical - 16.2%
BeiGene Ltd ADR*	15,851	1,092,451
Sihuan Pharmaceutical Holdings Group Ltd.	1,873,721	720,620
Jiangsu Expressway Company Ltd. — Class H	447,696	686,436

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Consumer, Non-cyclical - 16.2% (continued)
Zhejiang Expressway Company Ltd. — Class H	525,311	$657,104
Shenzhen International Holdings Ltd.	337,095	619,365
Shandong Weigao Group Medical Polymer Company Ltd. — Class H	671,791	536,475
Shanghai Fosun Pharmaceutical Group Company Ltd. — Class H	136,519	512,833
Tsingtao Brewery Company Ltd. — Class H	123,179	510,724
Dali Foods Group Company Ltd.[2]	728,909	485,228
3SBio, Inc.*,1,2	352,543	484,685
China First Capital Group Ltd.*	1,050,180	419,994
Uni-President China Holdings Ltd.	458,665	392,064
China Agri-Industries Holdings Ltd.	779,809	364,673
Luye Pharma Group Ltd.[1]	637,313	322,465
Tong Ren Tang Technologies Company Ltd. — Class H	210,408	295,726
SSY Group Ltd.	629,276	291,062
CAR, Inc.*,1	301,994	268,175
China Resources Phoenix Healthcare Holdings Company Ltd.[1]	202,314	255,657
Shenzhen Expressway Company Ltd. — Class H	245,345	239,500
Qingdao Port International Company Ltd. — Class H2	402,642	234,595
Health and Happiness H&H International Holdings Ltd.*	64,344	230,198
Fu Shou Yuan International Group Ltd.	343,748	230,148
Virscend Education Company Ltd.[2]	393,388	224,680
Universal Medical Financial & Technical Advisory Services Company Ltd.[1,2]	253,995	212,245
Tibet Water Resources Ltd.*,1	517,477	202,985
Livzon Pharmaceutical Group, Inc. — Class H	37,175	202,347
Vinda International Holdings Ltd.	113,746	202,016
CP Pokphand Company Ltd.	2,313,896	201,043
Tarena International, Inc. ADR*	14,135	199,586
Guangzhou Baiyunshan Pharmaceutical Holdings Company Ltd. — Class H	77,431	195,693
China Modern Dairy Holdings Ltd.*	988,588	194,523
China Maple Leaf Educational Systems Ltd.	213,104	180,799
Lifetech Scientific Corp.*	778,247	172,028
Yuexiu Transport Infrastructure Ltd.	224,280	171,940
Wumart Stores, Inc. — Class H*,†††,3	322,551	171,446

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Consumer, Non-cyclical - 16.2% (continued)
United Laboratories International Holdings Ltd.*	209,854	$163,294
Goodbaby International Holdings Ltd.	301,917	160,864
China Shengmu Organic Milk Ltd.*,1,2	924,090	153,495
Hi Sun Technology China Ltd.*	656,345	151,791
Microport Scientific Corp.	167,469	149,571
Consun Pharmaceutical Group Ltd.	172,935	140,090
China Foods Ltd.[1]	255,697	135,911
Dalian Port PDA Company Ltd. — Class H	741,030	132,556
Sinovac Biotech Ltd*,1	18,022	123,811
Sichuan Expressway Company Ltd. — Class H	301,750	123,377
YiChang HEC ChangJiang Pharmaceutical Company Ltd. — Class H2	47,152	114,228
Anhui Expressway Company Ltd. — Class H	143,926	108,867
Yestar Healthcare Holdings Company Ltd.	239,074	106,303
Qinhuangdao Port Company Ltd. — Class H*	261,443	96,541
Golden Meditech Holdings Ltd.*,1	668,991	95,736
China Shineway Pharmaceutical Group Ltd.	100,189	91,402
Dawnrays Pharmaceutical Holdings Ltd.	135,870	80,899
Xiamen International Port Company Ltd. — Class H	340,740	70,965
Shanghai Haohai Biological Technology Company Ltd. — Class H2	14,232	70,101
Poly Culture Group Corporation Ltd. — Class H	28,838	65,587
China Yurun Food Group Ltd.*	479,959	61,325
Yashili International Holdings Ltd.*	302,047	58,276
China Huiyuan Juice Group Ltd.*	182,371	56,391
China Distance Education Holdings Ltd. ADR	7,066	50,451
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Company Ltd. — Class H	98,405	50,419
PW Medtech Group Ltd.*	234,369	47,913
YuanShengTai Dairy Farm Ltd.*	1,030,506	47,401
China Beidahuang Industry Group Holdings Ltd. — Class A*	994,171	46,365
Harmonicare Medical Holdings Ltd.[2]	85,824	32,349
Qianhai Health Holdings Ltd.*	3,025,136	31,695
China Animal Healthcare Ltd.*,†††,3,4	863,000	–
China Huishan Dairy Holdings Company Ltd.†††,3	1,348,437	–
Hua Han Health Industry Holdings Ltd.*,†††,3	2,279,911	–

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Consumer, Non-cyclical - 16.2% (continued)
Anxin-China Holdings Ltd.*,†††,3,4	2,827,938	$–
Total Consumer, Non-cyclical		15,199,483
Consumer, Cyclical - 13.1%
China Lodging Group Ltd. ADR*	11,392	1,293,106
Weichai Power Company Ltd. — Class H1	711,858	733,100
Shanghai Pharmaceuticals Holding Company Ltd. — Class H	255,341	628,366
Air China Ltd. — Class H	702,071	624,346
Fuyao Glass Industry Group Company Ltd. — Class H2	185,244	590,541
China Southern Airlines Company Ltd. — Class H	710,841	554,944
Zhongsheng Group Holdings Ltd.[1]	240,865	523,188
GOME Retail Holdings Ltd.	4,125,968	432,290
Li Ning Company Ltd.*	581,994	431,302
Red Star Macalline Group Corporation Ltd. — Class H2	378,133	406,326
BAIC Motor Corporation Ltd. — Class H2	373,992	333,066
Skyworth Digital Holdings Ltd.	691,108	320,544
China Eastern Airlines Corporation Ltd. — Class H	566,074	311,735
China Yongda Automobiles Services Holdings Ltd.	222,314	301,098
Imperial Pacific International Holdings Ltd.*	17,659,169	293,325
China ZhengTong Auto Services Holdings Ltd.[1]	297,526	281,314
Digital China Holdings Ltd.*,1	442,431	266,822
Sinotruk Hong Kong Ltd.	235,527	260,612
China Travel International Investment Hong Kong Ltd.[1]	768,242	240,491
China Dongxiang Group Company Ltd.	1,164,001	208,217
Golden Eagle Retail Group Ltd.	157,041	200,654
Hisense Kelon Electrical Holdings Company Ltd. — Class H	132,407	156,998
Grand Baoxin Auto Group Ltd.*	309,971	150,105
Dah Chong Hong Holdings Ltd.	288,845	143,565
China Harmony New Energy Auto Holding Ltd.*	275,035	142,324
China Minsheng Financial Holding Corporation Ltd.*	2,173,523	141,635
C.banner International Holdings Ltd.*	368,514	135,608
Pou Sheng International Holdings Ltd.[1]	717,507	132,932
China Lilang Ltd.	167,169	131,361
Xinhua Winshare Publishing and Media Company Ltd. — Class H	159,760	131,050
Shanghai Jin Jiang International Hotels Group Co. Ltd. — Class H	444,552	126,667
Xtep International Holdings Ltd.	321,505	114,200
Bosideng International Holdings Ltd.	1,259,769	107,845

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Consumer, Cyclical - 13.1% (continued)
BEP International Holdings Ltd.[1]	4,432,152	$107,032
Haichang Ocean Park Holdings Ltd.*,2	437,210	98,878
Ajisen China Holdings Ltd.	218,932	92,312
361 Degrees International Ltd.	214,032	92,160
500.com Ltd. ADR*,1	8,905	92,078
NewOcean Energy Holdings Ltd.*	342,912	91,134
Citychamp Watch & Jewellery Group Ltd.*	399,046	88,717
Yadea Group Holdings Ltd.[2]	354,737	87,478
Cosmo Lady China Holdings Company Ltd.[2]	228,443	85,814
Qingling Motors Company Ltd. — Class H	262,386	84,484
TCL Multimedia Technology Holdings Ltd.*	169,367	81,368
IMAX China Holding, Inc.*,2	32,767	75,528
Neo Telemedia Ltd.	2,011,107	71,950
China Animation Characters Company Ltd.	166,860	65,452
Welling Holding Ltd.	321,191	58,276
Best Pacific International Holdings Ltd.	103,678	58,022
HNA Holding Group Company Ltd.*,1	1,321,284	55,712
Kandi Technologies Group, Inc.*,1	11,818	46,681
Hengdeli Holdings Ltd.	752,096	43,244
China Jicheng Holdings Ltd.*,2	6,751,203	8,626
Total Consumer, Cyclical		12,334,623
Basic Materials - 9.9%
Kingboard Chemical Holdings Ltd.	239,672	1,307,615
Aluminum Corporation of China Ltd. — Class H*,1	1,444,923	1,068,953
Nine Dragons Paper Holdings Ltd.	616,486	1,028,730
Sinopec Shanghai Petrochemical Company Ltd. — Class H	1,280,439	798,388
Zijin Mining Group Company Ltd. — Class H	2,101,803	770,742
China Molybdenum Co. Ltd. — Class H	1,325,791	719,945
Kingboard Laminates Holdings Ltd.	288,077	488,812
Huabao International Holdings Ltd.	648,436	396,032
MMG Ltd.*,1	719,196	351,031
China Hongqiao Group Ltd.†††,3	509,285	344,232
Angang Steel Company Ltd. — Class H	380,395	328,562
Maanshan Iron & Steel Company Ltd. — Class H*,1	604,404	318,943
Zhaojin Mining Industry Company Ltd. — Class H1	365,174	317,281
Fufeng Group Ltd.	438,419	278,408
China BlueChemical Ltd. — Class H	620,406	191,042

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Basic Materials - 9.9% (continued)
Shandong Chenming Paper Holdings Ltd. — Class H	89,070	$129,967
Xingda International Holdings Ltd.	309,592	118,671
China Metal Resources Utilization Ltd.*,2	237,706	90,813
Sinofert Holdings Ltd.*	614,149	84,749
North Mining Shares Company Ltd. — Class C*,1	3,971,876	70,034
Shougang Concord International Enterprises Company Ltd.*	1,535,334	56,890
Munsun Capital Group Ltd.*	3,650,364	48,973
Total Basic Materials		9,308,813
Communications - 7.8%
Autohome, Inc. ADR*,1	19,954	1,282,444
YY, Inc. ADR*	15,165	1,133,129
ZTE Corp. — Class H*	276,788	755,057
BYD Electronic International Company Ltd.	231,137	637,909
Sohu.com, Inc.*	11,242	599,648
Bitauto Holdings Ltd. ADR*	14,345	513,551
51job, Inc. ADR*	8,368	497,059
Fang Holdings Ltd. ADR*,1	83,325	308,303
Baozun Inc. ADR*,1	8,953	243,432
Tuniu Corp ADR*,1	24,375	182,813
CITIC Telecom International Holdings Ltd.	511,120	152,165
Yangtze Optical Fibre and Cable Joint Stock Limited Co. — Class H2	51,043	146,090
Cogobuy Group*,1,2	209,984	142,199
China All Access Holdings Ltd.	469,561	133,193
21Vianet Group, Inc. ADR*,1	24,074	124,944
Yirendai Ltd. ADR*,1	2,740	109,600
Huayi Tencent Entertainment Company Ltd.*	2,229,888	81,201
Comba Telecom Systems Holdings Ltd.	491,630	74,123
Jumei International Holding Ltd. ADR*,1	20,314	68,864
Coolpad Group Ltd.*,†††,3	1,155,484	60,532
Renren, Inc. ADR*,1	6,035	45,504
Wisdom Sports Group*	248,585	32,715
Total Communications		7,324,475
Technology - 4.7%
TravelSky Technology Ltd. — Class H	341,656	934,195
Kingsoft Corporation Ltd.[1]	268,365	636,413
Momo, Inc. ADR*	12,994	500,659
Chinasoft International Ltd.*	766,162	407,239
NetDragon Websoft Holdings Ltd.[1]	98,039	360,767
Kingdee International Software Group Company Ltd.*,1	668,477	284,424
AGTech Holdings Ltd.*	1,146,088	234,300
Leyou Technologies Holdings Ltd.*,1	836,625	183,863
Hua Hong Semiconductor Ltd.[2]	122,753	163,118
Changyou.com Ltd. ADR*	3,999	160,040

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Technology - 4.7% (continued)
Tian Ge Interactive Holdings Ltd.[1,2]	223,962	$154,527
Ju Teng International Holdings Ltd.	296,175	117,313
NQ Mobile, Inc. — Class A ADR*,1	30,680	102,164
Cheetah Mobile Inc ADR*,1	9,955	90,790
Boyaa Interactive International Ltd.*	181,770	71,998
Shunfeng International Clean Energy Ltd.*,1	1,071,359	46,542
Total Technology		4,448,352
Energy - 3.8%
Yanzhou Coal Mining Company Ltd. — Class H	650,783	653,573
Xinyi Solar Holdings Ltd.[1]	1,604,659	545,379
Sinopec Engineering Group Company Ltd. — Class H	423,496	382,023
China Coal Energy Company Ltd. — Class H	745,340	375,220
Shougang Fushan Resources Group Ltd.	1,356,539	306,790
Sinopec Kantons Holdings Ltd.	344,004	213,177
JinkoSolar Holding Company Ltd. ADR*,1	7,544	209,950
Beijing Jingneng Clean Energy Co. Ltd. — Class H	708,580	191,032
China Suntien Green Energy Corporation Ltd. — Class H	607,881	132,039
Sinopec Oilfield Service Corp. — Class H*,1	736,695	128,015
CIMC Enric Holdings Ltd.*	200,215	119,723
Concord New Energy Group Ltd.	2,299,022	96,938
JA Solar Holdings Company Ltd. ADR*	14,050	93,854
China Tian Lun Gas Holdings Ltd.	130,247	87,037
Total Energy		3,534,750
Utilities - 2.2%
Huaneng Renewables Corporation Ltd. — Class H	1,705,489	522,992
China Power International Development Ltd.	1,176,221	401,269
Datang International Power Generation Company Ltd. — Class H*	1,008,566	331,187
Huadian Power International Corporation Ltd. — Class H	585,716	240,230
Huadian Fuxin Energy Corporation Ltd. — Class H	908,344	200,785
China Oil & Gas Group Ltd.	1,601,023	112,511
China Power Clean Energy Development Company Ltd.	163,523	91,305
China Datang Corporation Renewable Power Company Ltd. — Class H	808,662	89,892
Tianjin Development Holdings Ltd.	140,839	75,760
Yunnan Water Investment Company Ltd. — Class H	127,880	46,731
Total Utilities		2,112,662

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Diversified - 0.9%
Legend Holdings Corp. — Class H2	126,585	$300,835
Carnival Group International Holdings Ltd.*,1	2,730,430	223,278
C C Land Holdings Ltd.*	696,948	153,167
CITIC Resources Holdings Ltd.	807,825	92,896
China Chengtong Development Group Ltd.*	1,008,379	65,710
Total Diversified		835,886
Total Common Stocks
(Cost $100,072,715)		93,780,589
RIGHTS††- 0.0%
Carnival Group International Holdings Ltd.
Expires 09/21/17	682,607	28,172
Beijing Enterprise Clean Energy Group Ltd.
Expires 09/04/17	1,552,087	4,561
Total Rights
(Cost $–)		32,733

Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,5 - 7.9%
Repurchase Agreements
Daiwa Capital Markets America
issued 08/31/17 at 1.10%
due 09/01/17	$1,726,938	$1,726,938
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 08/31/17 at 1.08%
due 09/01/17	1,726,938	1,726,938
RBC Dominion Securities, Inc.
issued 08/31/17 at 1.05%
due 09/01/17	1,726,938	1,726,938
Citibank
issued 08/31/17 at 1.08%
due 09/01/17	1,726,938	1,726,938
J.P. Morgan Securities LLC
issued 08/31/17 at 1.06%
due 09/01/17	511,744	511,744
Total Securities Lending Collateral
(Cost $7,419,496)		7,419,496
Total Investments - 107.7%
(Cost $107,492,211)		$101,232,818
Other Assets & Liabilities, net - (7.7)%		(7,219,070)
Total Net Assets - 100.0%		$94,013,748

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2017 — See Note 3.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $7,074,191 (cost $7,686,318), or 7.5% of total net assets.

3	Security was fair valued by the Valuation Committee at August 31, 2017. The total market value of fair valued securities amounts to $602,582, (cost $5,602,161) or 0.6% of total net assets.
4	Illiquid security.
5	Securities lending collateral — See Note 3.

ADR	American Depositary Receipt
See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$93,178,007	$—	$602,582	$93,780,589
Rights	—	32,733	—	32,733
Securities Lending Collateral	—	7,419,496	—	7,419,496
Total Assets	$93,178,007	$7,452,229	$602,582	$101,232,818

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2017, the fund had a security with a total market value of $171,446 transfer from Level 2 to Level 3 due to the security being halted due to lack of active market at period end and the subsequent use of a fair value price determined by the Fund’s Valuation Committee.

Guggenheim Frontier Markets ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Shares	Value
COMMON STOCKS† - 99.4%
Financial - 43.2%
National Bank of Kuwait SAKP	1,458,316	$3,580,558
Aroundtown Property Holdings plc	491,300	3,270,995
Kuwait Finance House KSCP	1,420,918	2,782,514
Banca Transilvania S.A.	4,044,984	2,398,782
Guaranty Trust Bank plc	16,131,992	1,763,495
Attijariwafa Bank	32,113	1,536,589
Bank Muscat SAOG	1,412,779	1,423,603
Equity Group Holdings Ltd.	3,199,993	1,361,865
KCB Group Ltd.	2,664,145	1,166,211
Banque Centrale Populaire	35,728	1,113,116
Grupo Financiero Galicia S.A. ADR[1]	22,487	1,025,407
BRD-Groupe Societe Generale S.A.	291,831	986,990
MCB Bank Ltd.	381,272	701,149
Banco Macro S.A. ADR	6,348	658,986
Vingroup JSC*	289,200	623,399
BMCE Bank	28,316	617,234
Habib Bank Ltd.	360,832	609,367
Mabanee Company SAK	226,132	592,679
Bank for Investment and Development of Vietnam JSC	507,960	462,564
Masan Group Corp.	204,975	428,318
United Bank Ltd.	239,692	424,086
Douja Promotion Groupe Addoha S.A.	66,317	346,587
Kuwait Projects Company Holding KSCP	266,806	311,185
Bao Viet Holdings	126,000	298,766
BBVA Banco Frances S.A. ADR	17,194	295,393
Alimtiaz Investment Company KSCC	399,104	232,745
Cresud S.A. ADR*,1	11,155	215,292
Kuwait International Bank KSCP	255,642	205,835
No. Va Land Investment Group Corp.*	77,400	204,979
Vietnam Joint Stock Commercial Bank for Industry and Trade	225,180	188,711
Bank for Foreign Trade of Vietnam JSC	108,004	176,273
IRSA Inversiones y Representaciones S.A. ADR*,1	6,486	156,961
Bank Alfalah Ltd.*	376,222	143,658
National Bank of Pakistan	266,553	140,700
Saigon Securities, Inc.	121,280	133,650
Grupo Supervielle S.A. ADR*,1	5,144	105,092
Saigon Thuong Tin Commercial JSB*	202,990	104,480
National Gulf Holdings*,†††,2	51,616	–
Total Financial		30,788,214
Communications - 14.1%
MercadoLibre, Inc.	15,467	3,997,755
Safaricom Ltd.	10,485,987	2,601,097
Mobile Telecommunications Company KSC	1,371,054	2,266,919
Maroc Telecom	71,456	1,046,633
Telecom Argentina S.A. ADR	5,741	171,943
Total Communications		10,084,347

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Energy - 11.5%
KazMunaiGas Exploration Production JSC GDR	179,824	$1,816,222
YPF S.A. ADR	67,506	1,354,170
OMV Petrom S.A.	16,603,983	1,289,947
PetroVietnam Gas JSC	354,460	976,143
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	121,048	962,353
Oil & Gas Development Company Ltd.	323,811	434,313
Pakistan State Oil Company Ltd.	100,895	402,669
Pakistan Petroleum Ltd.	247,389	388,368
Pakistan Oilfields Ltd.	54,590	249,282
Mari Petroleum Company Ltd.	12,158	165,942
Vietnam National Petroleum Group	52,570	154,485
Total Energy		8,193,894
Consumer, Non-cyclical - 9.5%
Vietnam Dairy Products JSC	257,890	1,683,606
East African Breweries Ltd.	471,875	1,193,458
Nigerian Breweries plc	1,999,227	1,003,963
Cosumar	23,236	741,220
Nestle Nigeria plc	173,790	591,419
Saigon Beer Alcohol Beverage Corp.	48,490	535,424
Adecoagro S.A.*	30,616	296,975
Human Soft Holding Company KSC	17,828	242,137
Societe d'Exploitation des Ports	14,037	228,365
Searle Company Ltd.	34,754	129,670
KIDO Group Corp.	47,420	84,904
Total Consumer, Non-cyclical		6,731,141
Consumer, Cyclical - 8.0%
Copa Holdings S.A. — Class A	32,570	4,040,960
Agility Public Warehousing Company KSC	382,152	1,107,962
Arcos Dorados Holdings, Inc. — Class A*	43,037	370,118
Vietjet Aviation JSC	36,560	200,721
Total Consumer, Cyclical		5,719,761
Basic Materials - 5.3%
KAZ Minerals plc*	275,915	2,988,232
Engro Corporation Ltd.	144,550	389,557
Fauji Fertilizer Company Ltd.	357,556	240,840
Packages Ltd.	26,441	154,567
Total Basic Materials		3,773,196
Industrial - 4.2%
LafargeHolcim Maroc S.A.	3,916	886,924
Lucky Cement Ltd.	103,880	589,509
Hoa Phat Group JSC*	278,018	428,680
Ciments du Maroc	2,070	341,607
FLC Faros Construction JSC*	47,905	233,924
Millat Tractors Ltd.	15,115	167,318
DG Khan Cement Company Ltd.	112,081	165,650
Fauji Cement Company Ltd.	353,097	115,159
Ho Chi Minh City Infrastructure Investment JSC	58,840	90,338
Total Industrial		3,019,109
Utilities - 3.6%
Pampa Energia SA ADR*	21,357	1,302,990

Guggenheim Frontier Markets ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Utilities - 3.6% (continued)
Transgaz S.A. Medias	5,053	$510,331
Hub Power Company Ltd.	360,155	387,167
SUI Northern Gas Pipeline*	175,053	243,760
Empresa Distribuidora y Comercializadora Norte S.A. ADR*	3,485	122,672
Total Utilities		2,566,920
Total Common Stocks
(Cost $59,650,761)		70,876,582

Face
Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 0.6%
Repurchase Agreements
Daiwa Capital Markets America
issued 08/31/17 at 1.10%
due 09/01/17	$250,000	250,000
BNP Paribas Securities Corp.
issued 08/31/17 at 1.05%
due 09/01/17	177,214	177,214
Total Securities Lending Collateral
(Cost $427,214)		427,214
Total Investments - 100.0%
(Cost $60,077,975)		$71,303,796
Other Assets & Liabilities, net - 0.0%		(5,504)
Total Net Assets - 100.0%		$71,298,292

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2017 -— See Note 3.
2	Security was fair valued by the Valuation Committee at August 31, 2017. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
3	Securities lending collateral — See Note 3.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
plc	Public Limited Company
See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$70,876,582	$—	$—	*	$70,876,582
Securities Lending Collateral	—	427,214	—		427,214
Total Assets	$70,876,582	$427,214	$—	*	$71,303,796

* Includes a security with a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2017, there were no transfers between levels.

Guggenheim International Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Shares	Value
COMMON STOCKS† - 88.0%
Financial - 15.9%
Societe Generale S.A.	3,817	$213,423
BNP Paribas S.A.	2,708	205,760
Sun Hung Kai Properties Ltd.	10,000	166,870
Lloyds Banking Group plc	198,795	163,480
Grupo Aval Acciones y Valores S.A.*	16,467	148,038
Xinyuan Real Estate Co. Ltd. ADR[1]	29,437	147,774
Banco Santander Chile ADR	4,754	139,055
Sumitomo Mitsui Financial Group, Inc.	3,600	134,567
Randstad Holding N.V.*	1,832	106,954
Tokio Marine Holdings, Inc.	2,600	103,707
Foxtons Group plc	74,108	84,749
Zurich Insurance Group AG	252	75,233
Legal & General Group plc	22,068	73,990
Svenska Handelsbanken AB — Class A	4,872	72,737
Hennes & Mauritz AB — Class B REIT	2,733	69,035
National Australia Bank Ltd. ADR	2,839	68,003
Bank Hapoalim BM	10,081	67,822
Banco Santander Brasil S.A. ADR	6,588	58,040
HDFC Bank Ltd. ADR	209	20,363
Grupo Financiero Galicia S.A. ADR	84	3,830
Fossal S.A.A.*	10	11
Total Financial		2,123,441
Communications - 14.5%
Koninklijke KPN N.V.	62,057	219,200
Nortel Inversora S.A.*,1	4,991	183,719
Nippon Telegraph & Telephone Corp.	2,500	124,205
TalkTalk Telecom Group plc[1]	47,972	124,185
Chunghwa Telecom Company Ltd. ADR[1]	3,468	120,027
NTT DOCOMO, Inc.	4,800	111,365
Telecom Argentina S.A. ADR	3,553	106,412
Telefonica S.A.	8,709	93,798
Publicis Groupe S.A.	1,357	91,476
Telia Company AB	18,396	87,618
Tele2 AB — Class B	7,487	87,032
Vodafone Group plc	28,615	81,634
ITV plc	38,891	79,479
Television Broadcasts Ltd.	22,900	76,514
Pharol SGPS S.A.	180,985	69,286
Telekomunikasi Indonesia Persero Tbk PT ADR	1,876	66,260
China Telecom Corporation Ltd. ADR	1,235	63,343
Telekom Austria AG*	5,742	55,187
Telstra Corp., Ltd.	17,387	50,611
Internet Initiative Japan, Inc.	2,300	42,966
SK Telecom Company Ltd. ADR	309	7,815
Total Communications		1,942,132
Consumer, Cyclical - 12.4%
Man Wah Holdings Ltd.	270,800	251,893
Carnival plc	1,996	138,242
Wacoal Holdings Corp.	8,000	113,974

	Shares	Value
COMMON STOCKS† - 88.0% (continued)
Consumer, Cyclical - 12.4% (continued)
Far East Consortium International Ltd.	192,216	$99,958
Pearson plc	12,035	94,054
Persimmon plc	2,734	93,674
Honda Motor Co., Ltd.	3,300	92,380
Mitsubishi Corp.	3,600	83,196
Halfords Group plc	18,408	76,592
Sekisui House Ltd.	4,300	74,389
Industria de Diseno Textil S.A.	1,947	73,876
Continental AG	322	72,564
ANA Holdings, Inc.	19,000	70,400
Li & Fung Ltd.	156,000	70,361
Bridgestone Corp.	1,600	68,603
Isuzu Motors Ltd.	5,200	67,941
Marui Group Company Ltd.	4,100	57,331
China Southern Airlines Company, Ltd. ADR[1]	1,399	54,001
Total Consumer, Cyclical		1,653,429
Consumer, Non-cyclical - 10.7%
QIWI plc ADR	13,468	221,549
Novo Nordisk A/S — Class B	3,733	177,820
Brambles Ltd.	15,611	115,276
Kao Corp.	1,500	93,522
Bayer AG	728	93,043
Capita plc	10,704	89,445
Koninklijke Ahold Delhaize N.V.	4,879	87,590
Carrefour S.A.	4,144	83,460
Seven & i Holdings Company Ltd.	1,900	75,354
L'Oreal S.A.	340	71,689
Kirin Holdings Company Ltd.	2,800	63,513
Ashtead Group plc	2,886	61,843
Interserve plc	26,693	57,870
Henkel AG & Company KGaA	439	53,080
Ajinomoto Company, Inc.	2,300	45,379
Shire plc	333	16,449
Olympus Corp.	400	13,792
Dr Reddy's Laboratories Ltd. ADR	393	12,651
Total Consumer, Non-cyclical		1,433,325
Industrial - 10.2%
Hopewell Highway Infrastructure Ltd.	377,000	231,216
Cementos Pacasmayo S.A.A.[1]	11,492	140,202
Casio Computer Company Ltd.	8,400	118,604
LafargeHolcim Ltd.	1,784	104,609
China State Construction International Holdings Ltd.	62,000	89,834
James Hardie Industries plc	5,913	82,964
NSK Ltd.	6,500	77,072
Panalpina Welttransport Holding AG	571	74,985
Kyocera Corp.	1,200	71,961
Flughafen Wien AG1	1,759	69,033
Assa Abloy AB — Class B	2,727	58,876
MINEBEA MITSUMI, Inc.	3,500	57,464
MTU Aero Engines AG	370	51,731
HeidelbergCement AG	483	46,312
Asahi Glass Company Ltd.	900	35,081
Central Japan Railway Co.	200	33,854

Guggenheim International Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Shares	Value
COMMON STOCKS† - 88.0% (continued)
Industrial - 10.2% (continued)
Alps Electric Company Ltd.	1,000	$27,440
Total Industrial		1,371,238
Energy - 8.2%
Canadian Natural Resources Ltd.	4,867	150,000
EOG Resources, Inc.	1,473	125,189
Encana Corp.	12,608	117,633
Murphy Oil Corp.	5,060	114,660
Devon Energy Corp.	3,333	104,656
Apache Corp.	2,656	103,159
Noble Energy, Inc.	3,828	90,992
SM Energy Co.	5,888	78,664
Royal Dutch Shell plc — Class A	2,620	71,808
Crescent Point Energy Corp[1]	9,263	63,637
Vestas Wind Systems A/S	512	46,568
Siemens Gamesa Renewable Energy S.A.	1,082	16,138
YPF S.A. ADR	638	12,798
Total Energy		1,095,902
Technology - 6.4%
ChipMOS Technologies, Inc.*	11,192	203,134
Cie Generale des Etablissements Michelin — Class B	830	112,987
Advanced Semiconductor Engineering, Inc. ADR	12,656	77,201
Capgemini SE	692	76,620
Taiwan Semiconductor Manufacturing Company Ltd. ADR	1,965	72,646
ASM International N.V.	1,139	66,868
Formula Systems 1985 Ltd.	1,566	60,996
Fujitsu Ltd.	8,000	59,248
Silicon Motion Technology Corp. ADR[1]	1,073	48,940
ASML Holding N.V.	289	44,839
NetEase, Inc. ADR	99	27,308
Total Technology		850,787
Utilities - 4.8%
Huaneng Power International, Inc. ADR[1]	9,037	234,871
Engie S.A.	7,030	117,179
Electricite de France S.A.	10,100	106,870
China Resources Power Holdings Company Ltd.	38,000	69,723
SSE plc	3,447	63,293
Centrica plc	22,328	57,513
Total Utilities		649,449
Basic Materials - 3.5%
Braskem S.A. ADR	8,569	206,770
Sibanye Gold Ltd. ADR	20,418	130,674
DRDGOLD Ltd. ADR	27,370	94,427
Randgold Resources Ltd. ADR[1]	397	40,689
Total Basic Materials		472,560
Diversified - 1.4%
CK Hutchison Holdings Ltd.	8,500	111,213
China Merchants Port Holdings Company Ltd.	24,000	78,503
Total Diversified		189,716
Total Common Stocks
(Cost $11,330,363)		11,781,979

	Shares	Value
PREFERRED STOCKS† - 1.4%
Financial - 0.8%
Bancolombia S.A. ADR	2,274	$103,262
Consumer, Non-cyclical - 0.6%
Embotelladora Andina S.A. — Class B ADR[1]	2,918	82,375
Total Preferred Stocks
(Cost $155,583)		185,637
ROYALTY TRUST† - 0.4%
Energy - 0.4%
BP Prudhoe Bay Royalty Trust[1]	2,427	48,055
Total Royalty Trust
(Cost $68,672)		48,055
CLOSED-END FUNDS† - 9.7%
Alpine Global Premier Properties Fund	15,135	99,134
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	11,841	96,386
Western Asset Global High Income Fund, Inc.[1]	9,461	95,935
Western Asset High Income Fund II, Inc.	13,121	93,553
DoubleLine Income Solutions Fund[1]	4,373	91,265
Barings Global Short Duration High Yield Fund[1]	4,462	90,356
Nuveen Global High Income Fund	5,156	88,992
Eaton Vance Tax-Advantaged Global Dividend Income Fund[1]	5,025	83,615
Cohen & Steers Select Preferred and Income Fund, Inc.	2,908	81,279
First Trust Intermediate Duration Preferred & Income Fund	3,292	81,082
Diversified Real Asset Income Fund	4,444	80,125
Western Asset High Yield Defined Opportunity Fund, Inc.	5,201	79,835
BlackRock Multi-Sector Income Trust[1]	4,330	79,629
Prudential Global Short Duration High Yield Fund, Inc.[1]	5,237	77,717
AllianceBernstein Global High Income Fund, Inc.[1]	5,700	73,701
Total Closed-End Funds
(Cost $1,233,998)		1,292,604

Guggenheim International Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

Face
Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 8.7%
Repurchase Agreements
Daiwa Capital Markets America
issued 08/31/17 at 1.10%
due 09/01/17	$272,301	$272,301
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 08/31/17 at 1.08%
due 09/01/17	272,301	272,301
RBC Dominion Securities, Inc.
issued 08/31/17 at 1.05%
due 09/01/17	272,301	272,301
Citibank
issued 08/31/17 at 1.08%
due 09/01/17	272,301	272,301
J.P. Morgan Securities LLC
issued 08/31/17 at 1.06%
due 09/01/17	80,692	80,692
Total Securities Lending Collateral
(Cost $1,169,896)		1,169,896
Total Investments - 108.2%
(Cost $13,958,512)		$14,478,171
Other Assets & Liabilities, net - (8.2)%		(1,098,908)
Total Net Assets - 100.0%		$13,379,263

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2017 — See Note 3.
2	Securities lending collateral — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Company
See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Closed-End Funds	$1,292,604	$—	$—	$1,292,604
Common Stocks	11,781,979	—	—	11,781,979
Preferred Stocks	185,637	—	—	185,637
Royalty Trust	48,055	—	—	48,055
Securities Lending Collateral	—	1,169,896	—	1,169,896
Total Assets	$13,308,275	$1,169,896	$—	$14,478,171

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2017, there were no transfers between levels.

Guggenheim MSCI Global Timber ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Shares	Value
COMMON STOCKS† - 98.8%
Basic Materials - 46.4%
International Paper Co.	183,607	$9,890,908
UPM-Kymmene Oyj	367,872	9,560,751
Mondi plc	335,587	9,137,049
Stora Enso Oyj — Class R	503,417	6,607,575
Smurfit Kappa Group plc	216,407	6,590,385
Oji Holdings Corp.	788,472	4,133,639
Sappi Ltd.	508,353	3,418,353
West Fraser Timber Company Ltd.	62,409	3,225,108
Fibria Celulose S.A. ADR	227,785	2,997,651
Empresas CMPC S.A.	1,142,258	2,981,424
Mondi Ltd.[1]	108,115	2,950,610
Klabin S.A.	538,301	2,928,924
BillerudKorsnas AB	161,732	2,693,044
Nine Dragons Paper Holdings Ltd.	1,495,000	2,494,707
Domtar Corp.	57,234	2,314,543
Holmen AB — Class B	45,421	1,982,979
Nippon Paper Industries Company Ltd.[1]	95,666	1,830,571
Neenah Paper, Inc.	15,340	1,185,015
Canfor Corp.*	66,746	1,164,295
Metsa Board Oyj	175,240	1,150,052
Schweitzer-Mauduit International, Inc.	28,061	1,064,354
Interfor Corp.*	64,076	896,936
Shandong Chenming Paper Holdings Ltd. — Class H	591,307	862,808
Deltic Timber Corp.	10,021	782,039
Western Forest Products, Inc.	361,362	763,796
Hokuetsu Kishu Paper Co. Ltd.	114,753	762,170
Daio Paper Corp.	61,448	752,607
Cascades, Inc.	60,604	705,738
Navigator Company S.A.	163,914	698,635
Clearwater Paper Corp.*	15,015	698,198
PH Glatfelter Co.	39,804	689,405
Ence Energia y Celulosa S.A.	123,775	540,798
Corticeira Amorim SGPS S.A.	36,460	495,676
Miquel y Costas & Miquel S.A.	12,265	460,932
Mercer International, Inc.	41,561	459,249
Semapa-Sociedade de Investimento e Gestao	22,279	401,948
Pack Corp.	10,912	372,293
Tokushu Tokai Paper Company Ltd.	8,300	320,884
Papeles y Cartones de Europa S.A.	35,590	303,172
Canfor Pulp Products, Inc.	27,358	286,509
Resolute Forest Products, Inc.*	53,309	263,880
Altri SGPS S.A.	56,234	245,364
Mitsubishi Paper Mills Ltd.*	25,100	166,938
Quintis Ltd.†††,1,2	312,667	54,881
Total Basic Materials		92,286,793
Industrial - 38.2%
WestRock Co.	181,480	10,328,027
Amcor Ltd.	783,588	10,012,407
Packaging Corporation of America	86,085	9,676,815
Sealed Air Corp.	178,934	7,941,091
DS Smith plc	926,990	5,946,087

	Shares	Value
COMMON STOCKS† - 98.8% (continued)
Industrial - 38.2% (continued)
Sonoco Products Co.	90,818	$4,382,877
Graphic Packaging Holding Co.	283,788	3,703,433
Bemis Company, Inc.	84,025	3,580,305
Louisiana-Pacific Corp.*	132,270	3,370,239
Huhtamaki Oyj	83,701	3,252,055
Orora Ltd.	1,102,677	2,711,223
KapStone Paper and Packaging Corp.	79,604	1,780,741
Lee & Man Paper Manufacturing Ltd.	1,445,000	1,685,675
Stella-Jones, Inc.[1]	41,177	1,562,346
Norbord, Inc.[1]	39,400	1,351,306
Boise Cascade Co.*	35,214	1,056,420
Rengo Company Ltd.	161,872	933,933
Duratex S.A.	284,470	777,525
Greatview Aseptic Packaging Company Ltd.	978,000	599,812
Mpact Ltd.	156,153	324,380
Daiken Corp.	12,700	291,479
Oeneo S.A.	22,993	250,401
Ta Ann Holdings BHD	167,675	144,097
Polyplex Thailand PCL	287,900	104,045
Jaya Tiasa Holdings BHD	320,900	78,149
China Wood Optimization Holding Ltd.	274,773	76,185
Total Industrial		75,921,053
Financial - 8.0%
Weyerhaeuser Co. REIT	316,187	10,310,859
Rayonier, Inc. REIT	117,723	3,415,144
Potlatch Corp. REIT	37,108	1,773,762
CatchMark Timber Trust, Inc. — Class A REIT	35,465	408,911
Total Financial		15,908,676
Consumer, Non-cyclical - 6.2%
Avery Dennison Corp.	80,924	7,627,897
Svenska Cellulosa AB SCA — Class B	556,042	4,629,403
Total Consumer, Non-cyclical		12,257,300
Total Common Stocks
(Cost $153,252,244)		196,373,822
PREFERRED STOCKS† - 1.0%
Basic Materials - 1.0%
Suzano Papel E Celulose S.A.	369,232	2,053,603
Total Preferred Stocks
(Cost $1,042,113)		2,053,603

Guggenheim MSCI Global Timber ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

Face
Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 3.0%
Repurchase Agreements
Daiwa Capital Markets America
issued 08/31/17 at 1.10%
due 09/01/17	$1,397,166	$1,397,166
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 08/31/17 at 1.08%
due 09/01/17	1,397,166	1,397,166
RBC Dominion Securities, Inc.
issued 08/31/17 at 1.05%
due 09/01/17	1,397,166	1,397,166
Citibank
issued 08/31/17 at 1.08%
due 09/01/17	1,397,166	1,397,166
J.P. Morgan Securities LLC
issued 08/31/17 at 1.06%
due 09/01/17	414,020	414,020
Total Securities Lending Collateral
(Cost $6,002,684)		6,002,684
Total Investments - 102.8%
(Cost $160,297,041)		$204,430,109
Other Assets & Liabilities, net - (2.8)%		(5,539,857)
Total Net Assets - 100.0%		$198,890,252

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2017 — See Note 3.
2	Security was fair valued by the Valuation Committee at August 31, 2017. The total market value of fair valued securities amounts to $54,881, (cost $339,005) or 0.0% of total net assets.
3	Securities lending collateral — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust
See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2017 (See Note 2 in the Notes to Schedule of Investments):
Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$196,318,941	$—	$54,881	$196,373,822
Preferred Stocks	2,053,603	—	—	2,053,603
Securities Lending Collateral	—	6,002,684	—	6,002,684
Total Assets	$198,372,544	$6,002,684	$54,881	$204,430,109

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2017, the fund had a security with a total market value of $54,881 transfer from Level 2 to Level 3 due to the security being halted due to lack of active market at period end and the subsequent use of a fair value price determined by the Fund's Valuation Committee.

Guggenheim Shipping ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

	Shares	Value
COMMON STOCKS† - 78.6%
Industrial - 70.5%
AP Moller - Maersk A/S — Class B	10,925	$22,492,826
Mitsui OSK Lines Ltd.	2,624,000	8,416,063
Golar LNG Ltd.	251,688	5,456,595
Teekay Corp.[1]	453,262	4,179,076
GasLog Ltd.[1]	238,206	4,001,861
Euronav N.V.[1]	504,783	3,836,351
Seaspan Corp.[1]	532,383	3,801,215
Ship Finance International Ltd.[1]	289,816	3,782,099
Matson, Inc.	144,612	3,730,990
COSCO SHIPPING Energy Transportation Company Ltd. — Class H	6,154,000	3,514,797
Tsakos Energy Navigation Ltd.	672,900	3,028,050
DHT Holdings, Inc.	742,590	2,784,713
Costamare, Inc.	435,996	2,733,695
Frontline Ltd.	531,187	2,662,814
Nordic American Tankers Ltd.[1]	557,146	2,640,872
Teekay Tankers Ltd. — Class A1	1,645,463	2,320,103
Nordic American Offshore Ltd.	22,344	27,036
Total Industrial		79,409,156
Consumer, Non-cyclical - 4.8%
COSCO SHIPPING Ports Ltd.	4,543,126	5,369,473
	–
Energy - 3.3%
Sembcorp Marine Ltd.[1]	3,189,721	3,734,651
	–	–
Total Common Stocks
(Cost $90,897,220)		88,513,280
MASTER LIMITED PARTNERSHIPS† - 21.1%
Industrial - 21.1%
GasLog Partners, LP1	196,045	4,450,221
Golar LNG Partners, LP1	197,109	4,332,456
Teekay LNG Partners, LP1	233,683	3,972,611
KNOT Offshore Partners, LP1	140,783	3,315,440

	Shares	Value
MASTER LIMITED PARTNERSHIPS† - 21.1% (continued)
Industrial - 21.1% (continued)
Capital Product Partners, LP	869,389	$3,060,249
Dynagas LNG Partners, LP1	192,644	2,704,722
Teekay Offshore Partners, LP1	818,947	1,891,768
Total Industrial		23,727,467
Total Master Limited Partnerships
(Cost $24,675,282)		23,727,467

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 21.6%
Repurchase Agreements
Daiwa Capital Markets America
issued 08/31/17 at 1.10%
due 09/01/17	$5,652,280	5,652,280
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 08/31/17 at 1.08%
due 09/01/17	5,652,280	5,652,280
RBC Dominion Securities, Inc.
issued 08/31/17 at 1.05%
due 09/01/17	5,652,280	5,652,280
Citibank
issued 08/31/17 at 1.08%
due 09/01/17	5,652,280	5,652,280
J.P. Morgan Securities LLC
issued 08/31/17 at 1.06%
due 09/01/17	1,674,963	1,674,963
Total Securities Lending Collateral
(Cost $24,284,083)		24,284,083
Total Investments - 121.3%
(Cost $139,856,585)		$136,524,830
Other Assets & Liabilities, net - (21.3)%		(23,958,101)
Total Net Assets - 100.0%		$112,566,729

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at August 31, 2017 — See Note 3.
2	Securities lending collateral — See Note 3.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Guggenheim Shipping ETF
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$88,513,280	$—	$—	$88,513,280
Master Limited Partnerships	23,727,467	—	—	23,727,467
Securities Lending Collateral	—	24,284,083	—	24,284,083
Total Assets	$112,240,747	$24,284,083	$—	$136,524,830

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended August 31, 2017, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

Note 1 – Organization and Significant Accounting Policies

Organization
Claymore Exchange-Traded Fund Trust 2 (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an open-end, management investment company that was organized as a Delaware statutory trust on June 8, 2006.

The following seven portfolios have a reporting period ended on August 31, 2017:

    Guggenheim Canadian Energy Income ETF
    Guggenheim China Real Estate ETF
    Guggenheim China Small Cap ETF
    Guggenheim Frontier Markets ETF
    Guggenheim International Multi-Asset Income ETF
    Guggenheim MSCI Global Timber ETF
    Guggenheim Shipping ETF

Guggenheim Fund Investment Advisors, LLC ("GFIA") provides advisory services. Guggenheim Fund Distributors, LLC ("GFD") acts as principal underwriter for the Trust. GFIA and GFD are affiliated entities.

Significant Accounting Policies
The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value ("NAV") per share of a fund is calculated by dividing the market value of the fund's securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

(a) Valuation of Investments
The Board of Trustees of the Funds (the "Board") has adopted policies and procedures for the valuation of the Funds' investments (the "Valuation Procedures"). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim's investment management, fund administration, legal and compliance departments (the "Valuation Committee"), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds' securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds' officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Closed-end investment companies ("CEFs") are valued at the last quoted sales price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and Guggenheim Investments ("GI") to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GFIA under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security's (or asset's) "fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

Note 2 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 3 – Portfolio Securities Loaned
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent to earn additional income. The securities on loan are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The lending agent aggregates the available collateral in all the separately managed accounts to invest in short-term investments valued at amortized cost, which approximates market value. Each separately managed account is allocated a percentage of the aggregated repurchase agreement and the related collateral. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2017

Each Fund separately receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents, repurchase agreements, or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as "qualified dividend income" under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower.

At August 31, 2017, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Cash Collateral	Non-Cash Collateral	Total Collateral
Guggenheim Canadian Energy Income ETF	$6,940,712	$7,089,498	$—	$7,089,498
Guggenheim China Real Estate ETF	5,406,330	524,900	5,370,872	5,895,772
Guggenheim China Small Cap ETF	14,376,511	7,419,496	8,357,878	15,777,374
Guggenheim Frontier Markets ETF	425,313	427,214	—	427,214
Guggenheim International Multi-Asset Income ETF	1,137,356	1,169,896	—	1,169,896
Guggenheim MSCI Global Timber ETF	7,492,593	6,002,684	1,843,847	7,846,531
Guggenheim Shipping ETF	30,009,252	24,284,083	6,717,519	31,001,602

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

The following represents the aggregate collateral balances reinvested by the lending agent on behalf of the Funds with each counterparty for the repurchase agreements at August 31, 2017.

		Repurchase
Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
Daiwa Capital Markets America
1.10%			Various U.S. Government obligations and
Due 09/01/17	$ 11,198,823	$ 11,199,166	U.S. Government agency securities	$ 23,424,012	$ 11,422,800
Citibank
1.08%			Various U.S. Government obligations and
Due 09/01/17	10,698,823	10,699,145	U.S. Government agency securities	20,457,248	10,912,799
Merrill Lynch, Pierce, Fenner & Smith, Inc.
1.08%			Various U.S. Government obligations and
Due 09/01/17	10,698,823	10,699,145	U.S. Government agency securities	15,925,702	10,912,799
RBC Dominion Securities, Inc.
1.05%			Various U.S. Government obligations and
Due 09/01/17	10,698,823	10,699,135	U.S. Government agency securities	62,703,648	10,912,800
J.P. Morgan Securities LLC
1.06%			Various U.S. Government obligations and
Due 09/01/17	3,170,365	3,170,457	U.S. Government agency securities	3,291,587	3,233,787
BNP Paribas Securities Corp.
1.05% - 1.07%			Various U.S. Government obligations and
Due 09/01/17	427,214	427,226	U.S. Government agency securities	1,200,796	435,758
Deutsche Bank Securities, Inc.
1.07%			Various U.S. Government obligations and
Due 09/01/17	24,900	24,901	U.S. Government agency securities	21,933	25,398

Note 4– Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At August 31, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Guggenheim Canadian Energy Income ETF	$35,238,611	$773,915	$(6,016,114)	$(5,242,199)
Guggenheim China Real Estate ETF	50,874,758	9,613,114	(1,918,717)	7,694,397
Guggenheim China Small Cap ETF	108,696,689	18,694,364	(26,158,235)	(7,463,871)
Guggenheim Frontier Markets ETF	61,289,529	12,104,164	(2,089,897)	10,014,267
Guggenheim International Multi-Asset Income ETF	13,964,060	1,381,862	(867,751)	514,111
Guggenheim MSCI Global Timber ETF	162,831,897	43,573,139	(1,974,927)	41,598,212
Guggenheim Shipping ETF	148,299,816	4,123,490	(15,898,476)	(11,774,986)

Note 5– Subsequent Event
Guggenheim Investments announced on September 28, 2017, that it had entered into a definitive agreement to sell its exchange-traded funds business to Invesco Ltd. (“Invesco”), a leading global investment management company. As a result, the Investment Adviser for the Funds expects to propose to the Board that it approve a reorganization of each Fund into a newly organized exchange-traded fund advised by an affiliate of Invesco. If approved by the Board, the reorganization of each Fund would be submitted to the shareholders of the respective Fund for their approval.

OTHER INFORMATION (Unaudited)	August 31, 2017

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.  Controls and Procedures.

(a)
The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Investment Company Act")) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There was no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:	/s/Amy J. Lee
  Amy J. Lee
  Vice President

Date:	October 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Amy J. Lee
  Amy J. Lee
  Vice President

Date:	October 30, 2017

By:	/s/John L. Sullivan
  John L. Sullivan
  Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	October 30, 2017